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May 4, 2005

VIA EDGAR

The United States Securities
 and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     GE Life & Annuity Separate Account 4
        GE Life and Annuity Assurance Company
        File Nos. 333-67904; 811-05343

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Life & Annuity Separate Account 4 (the "Separate Account") and GE Life and Annuity Assurance Company (the "Company"), we certify that the form of the prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus contained in Post-Effective Amendment No. 9 to the Registration Statement for the Company and the Separate Account, which was filed electronically on April 27, 2005, and became effective on April 29, 2005.

Please contact the undersigned at (804) 281-6910 should you have any questions regarding this filing.

Sincerely,

/s/ Heather Harker

Heather Harker
Vice President and Associate General Counsel